RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended
	Oct. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consulting expense
Related Party Transaction [Line Items]
Consulting expense from related party		$ 12,000	$ 0	$ 24,000	$ 0
Officers and Founders
Related Party Transaction [Line Items]
Payment of amounts due to officers		$ 150,000	$ 19,466	$ 300,000	$ 154,466
Monthly payment amounts due to related party	$ 25,000